Related Party Transactions (Details) - Schedule of names of related parties and relationship with group	12 Months Ended
Dec. 31, 2021
Bluecap [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	A company controlled by a key management of the Group
Hareesh Ramanna [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Ted Peck [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	A non-controlling shareholder of one of the Group’s subsidiaries